Schedule of Investments ─ NYLIM U.S. Large Cap R&D Leaders ETF (formerly, NYLI U.S. Large Cap R&D Leaders ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 95.5%

Communication Services — 18.4%
Alphabet, Inc., Class A	153,999	$54,843,664
Electronic Arts, Inc.	5,661	1,188,017
Match Group, Inc.	5,266	207,533
Meta Platforms, Inc., Class A	29,596	16,476,389
New York Times Co. (The), Class A	3,637	272,375
Pinterest, Inc., Class A*	10,876	261,133
Trade Desk, Inc. (The), Class A*	9,640	173,906
Total Communication Services		73,423,017

Consumer Discretionary — 5.8%
Airbnb, Inc., Class A*	9,457	1,432,925
Amazon.com, Inc.*	71,346	19,376,147
Deckers Outdoor Corp.*	3,075	297,906
Duolingo, Inc.*	908	122,407
Garmin Ltd.	4,354	1,279,118
Gentex Corp.	4,808	112,315
SharkNinja, Inc.*(a)	3,195	516,855
Total Consumer Discretionary		23,137,673

Consumer Staples — 1.6%
Church & Dwight Co., Inc.	5,349	528,535
Colgate-Palmolive Co.	18,065	1,649,334
PepsiCo, Inc.	30,814	4,300,402
Total Consumer Staples		6,478,271

Health Care — 8.3%
Alnylam Pharmaceuticals, Inc.*	3,014	619,437
Amgen, Inc.	12,185	4,693,175
Arrowhead Pharmaceuticals, Inc.*	3,180	269,187
Corcept Therapeutics, Inc.*	2,424	277,524
Dexcom, Inc.*	8,712	727,016
Doximity, Inc., Class A*	2,967	62,040
Eli Lilly & Co.	14,677	16,861,525
Halozyme Therapeutics, Inc.*(a)	2,678	221,042
Insmed, Inc.*	4,894	482,548
Insulet Corp.*	1,564	258,607
Ionis Pharmaceuticals, Inc.*(a)	3,731	193,154
Mettler-Toledo International, Inc.*	456	645,833
Neurocrine Biosciences, Inc.*	2,270	378,636
Regeneron Pharmaceuticals, Inc.	2,326	1,773,877
ResMed, Inc.(a)	3,275	690,960
United Therapeutics Corp.*	958	495,966
Veeva Systems, Inc., Class A*	3,667	747,261
Vertex Pharmaceuticals, Inc.*	5,730	2,733,783
Zoetis, Inc.	9,465	731,550
Total Health Care		32,863,121

Industrials — 4.4%
Acuity, Inc.	676	221,992
Allegion PLC	1,920	302,208
Automatic Data Processing, Inc.	9,025	2,404,801
Axon Enterprise, Inc.*	1,820	960,523
Carpenter Technology Corp.	1,122	583,059
Deere & Co.	6,094	3,611,731
Generac Holdings, Inc.*	1,329	261,959
Illinois Tool Works, Inc.	6,495	1,863,740
Lincoln Electric Holdings, Inc.	1,237	323,240
Nextpower, Inc., Class A*	3,424	307,715
Paylocity Holding Corp.*	1,209	166,715
Rocket Lab Corp.*(a)	13,505	877,150
Trane Technologies PLC	4,991	2,270,655
Veralto Corp.	5,545	522,173
Vertiv Holdings Co., Class A	8,672	2,094,895
Vicor Corp.*	765	158,638
Watts Water Technologies, Inc., Class A	620	214,390

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Woodward, Inc.	1,345	$485,209
Total Industrials		17,630,793

Information Technology — 56.1%
Adobe, Inc.*	7,137	1,787,176
Advanced Micro Devices, Inc.*	29,278	13,940,720
Appfolio, Inc., Class A*(a)	432	77,842
Apple, Inc.	115,125	35,563,264
Applied Materials, Inc.	14,256	7,237,344
Arista Networks, Inc.*	22,609	4,077,533
Atlassian Corp., Class A*	2,866	289,509
Autodesk, Inc.*	3,789	887,384
Bentley Systems, Inc., Class B(a)	5,248	185,989
Broadcom, Inc.	74,748	29,097,901
Cadence Design Systems, Inc.*	4,952	1,683,779
Cisco Systems, Inc.	70,769	8,208,496
Credo Technology Group Holding Ltd.*	3,348	693,003
Datadog, Inc., Class A*	5,940	1,591,742
Dell Technologies, Inc., Class C	5,836	2,365,739
Docusign, Inc.*	3,428	187,957
Dynatrace, Inc.*	5,211	230,952
Everpure, Inc., Class A*	5,968	460,551
Fair Isaac Corp.*(a)	416	467,156
Fortinet, Inc.*	13,155	2,130,452
HubSpot, Inc.*	920	218,371
Intuit, Inc.	4,911	1,552,220
IonQ, Inc.*(a)	6,702	244,221
Keysight Technologies, Inc.*	3,068	978,937
Lam Research Corp.	22,454	6,579,471
MACOM Technology Solutions Holdings, Inc.*	1,370	344,473
Manhattan Associates, Inc.*	1,062	203,224
Marvell Technology, Inc.	15,725	2,949,381
Microsoft Corp.	42,024	19,529,393
Monolithic Power Systems, Inc.	882	1,257,758
Nutanix, Inc., Class A*	4,854	286,435
NVIDIA Corp.	314,630	63,161,972
Palantir Technologies, Inc., Class A*	41,226	5,073,272
Pegasystems, Inc.	2,952	90,184
PTC, Inc.*	2,074	284,553
QUALCOMM, Inc.	18,925	2,793,519
SentinelOne, Inc., Class A*	6,046	115,237
ServiceNow, Inc.*	18,566	2,065,096
SiTime Corp.*	474	253,685
Snowflake, Inc., Class A*	6,223	1,825,081
Synopsys, Inc.*	3,438	1,336,557
Ubiquiti, Inc.	1,087	604,937
Workday, Inc., Class A*(a)	3,609	578,667
Total Information Technology		223,491,133

Materials — 0.9%
Corteva, Inc.	15,100	1,188,521
International Flavors & Fragrances, Inc.	5,764	456,624
Sherwin-Williams Co. (The)	5,568	1,897,853
Total Materials		3,542,998

Total Common Stocks
(Cost $355,745,732)		380,567,006

Investment Companies — 3.7%

Exchange Traded Funds — 3.7%
Fidelity MSCI Information Technology Index ETF	4,522	1,221,392
State Street Communication Services Select Sector SPDR ETF	27,209	2,945,102

Schedule of Investments ─ NYLIM U.S. Large Cap R&D Leaders ETF (formerly, NYLI U.S. Large Cap R&D Leaders ETF)

July 31, 2026 (unaudited)

	Shares	Value
Investment Companies (continued)

Exchange Traded Funds (continued)
State Street Consumer Discretionary Select Sector SPDR ETF	17,619	$2,045,390
State Street Technology Select Sector SPDR ETF	16,806	2,946,932
VanEck Pharmaceutical ETF	17,863	1,972,075
Vanguard Communication Services ETF(a)	2,388	434,091
Vanguard Information Technology ETF	26,057	2,948,350

Total Investment Companies
(Cost $14,052,250)		14,513,332

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)(c)	690,276	690,276
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(b)	683,399	683,399

Total Short-Term Investments
(Cost $1,373,675)		1,373,675

Total Investments — 99.5% (Cost $371,171,657)		396,454,013
Other Assets and Liabilities, Net — 0.5%		2,006,008
Net Assets — 100.0%		$398,460,021

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,143,183; total market value of collateral held by the Fund was $4,227,316. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,537,040.
(b)	Reflects the 1-day yield at July 31, 2026.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$380,567,006	$—	$—	$380,567,006
Investment Companies	14,513,332	—	—	14,513,332
Short-Term Investments:
Money Market Funds	1,373,675	—	—	1,373,675
Total Investments in Securities	$396,454,013	$—	$—	$396,454,013

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.